September 20, 2002




EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Variable Annuity Trust (the "Trust")
         File Nos. 33-83100/811-08716
                Evergreen Offit VA Emerging Markets Bond Fund
                Evergreen Offit VA U.S. Government Securities Fund


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 28 to Registration Statement
Nos. 33-83100/811-08716) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on September 16, 2002.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                           Very truly yours,

                                           /s/ Allison McLellan

                                           Allison McLellan